Stockholders' Equity (Deficit) - Summary of Holders of Preferred Stock (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Series A Stock
Class Of Stock [Line Items]
Total Preferred Stock, Shares authorized				15,000,000
Total Preferred Stock, Shares outstanding				15,000,000
Total Preferred Stock, Shares outstanding as converted to common stock				$ 5,000
Total Preferred Stock, Liquidation amounts				$ 15,000
Series B Stock
Class Of Stock [Line Items]
Total Preferred Stock, Shares authorized				10,611,000
Total Preferred Stock, Shares outstanding				10,611,000
Total Preferred Stock, Shares outstanding as converted to common stock				$ 3,537
Total Preferred Stock, Liquidation amounts				$ 20,116
Series C Stock
Class Of Stock [Line Items]
Total Preferred Stock, Shares authorized				16,393,000
Total Preferred Stock, Shares outstanding				16,393,000
Total Preferred Stock, Shares outstanding as converted to common stock				$ 5,604
Total Preferred Stock, Liquidation amounts				$ 40,000
Series D Stock
Class Of Stock [Line Items]
Total Preferred Stock, Shares authorized				14,451,000
Total Preferred Stock, Shares outstanding				14,451,000
Total Preferred Stock, Shares outstanding as converted to common stock				$ 5,082
Total Preferred Stock, Liquidation amounts				$ 50,000
Series D-1 Stock
Class Of Stock [Line Items]
Total Preferred Stock, Shares authorized				1,445,000
Total Preferred Stock, Shares outstanding				1,445,000
Total Preferred Stock, Shares outstanding as converted to common stock				$ 508
Total Preferred Stock, Liquidation amounts				$ 5,000
Series E Stock
Class Of Stock [Line Items]
Total Preferred Stock, Shares authorized				20,307,000
Total Preferred Stock, Shares outstanding				20,307,000
Total Preferred Stock, Shares outstanding as converted to common stock				$ 6,769
Total Preferred Stock, Liquidation amounts				$ 39,000
Series E-1 Stock
Class Of Stock [Line Items]
Total Preferred Stock, Shares authorized				195,000
Total Preferred Stock, Shares outstanding				195,000
Total Preferred Stock, Shares outstanding as converted to common stock				$ 65
Total Preferred Stock, Liquidation amounts				$ 400
Series F Preferred Stock
Class Of Stock [Line Items]
Total Preferred Stock, Shares authorized				23,628,000
Total Preferred Stock, Shares outstanding				23,628,000
Total Preferred Stock, Shares outstanding as converted to common stock				$ 7,877
Total Preferred Stock, Liquidation amounts				$ 68,662
Convertible Preferred Stock
Class Of Stock [Line Items]
Total Preferred Stock, Shares authorized	10,000,000			102,030,000				102,030,000
Total Preferred Stock, Shares outstanding	0	102,030,000	102,030,000	102,030,000	102,030,000	102,030,000	102,030,000	102,030,000	78,402,000
Total Preferred Stock, Shares outstanding as converted to common stock				$ 34,442
Total Preferred Stock, Liquidation amounts				$ 238,178